Segment and Geographic Information and Significant Customers - Location of Long Lived Assets Including Intangible Assets and Goodwill (Details) - USD ($) $ in Thousands	Sep. 30, 2015	Sep. 30, 2014
Revenues from External Customers and Long-Lived Assets [Line Items]
Total long-lived assets	$ 4,541,411	$ 4,655,784
UNITED STATES
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-Lived Assets	3,798,488	3,900,052
International [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-Lived Assets	$ 742,923	$ 755,732